COLUMBIA ACORN TRUST

71 S. Wacker Drive, Suite 2500

Chicago, IL 60606

May 6, 2020

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Columbia Acorn Trust

1933 Act Registration No. 002-34223

1940 Act Registration No. 811-01829

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), Columbia Acorn Trust (the “Trust”) certifies that:

a.

the forms of prospectuses and statement of additional information dated May 1, 2020 for the series of the Trust that would have been filed under paragraph (c) of Rule 497 under the Securities Act would not have differed from those contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement on Form N-1A was filed with the Commission via EDGAR on April 29, 2020.

Very truly yours, COLUMBIA ACORN TRUST

By:	/S/ MATTHEW A. LITFIN
Matthew A. Litfin, Co-President

By:	/S/ LOUIS J. MENDES
Louis J. Mendes, Co-President